Subsequent Events - Additional Information (Detail) - Subsequent Event [Member]	Feb. 13, 2026 $ / shares shares
ColdQuanta [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	151,804,988
AH Merger Sub II LLC [Member]
Subsequent Event [Line Items]
Business Combination, Price Per Share | $ / shares	$ 0.0001
Infleqtion Inc [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	216,471,927
Common Stock, Shares, Outstanding	216,471,927
Business Combination, Voting Equity Interest Acquired, Percentage	70.10%